Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Time Deposits, by Maturity [Abstract]
Due in 2012	$ 133,907
Due in 2013	10,964
Due in 2014	3,264
Due in 2015	4,872
Due in 2016	1,222
Thereafter	3,197
Total Time Deposits	157,426
Time deposits of $100 thousand or more
U.S. certificates of deposit and other time deposits	50,814	60,500
Non-U.S. certificates of deposit and other time deposits	33,987	40,600
U.S. [Member]
Time Deposits, by Maturity [Abstract]
Due in 2012	92,621
Due in 2013	10,956
Due in 2014	3,254
Due in 2015	1,774
Due in 2016	1,155
Thereafter	3,197
Total Time Deposits	112,957
Time deposits of $100 thousand or more
Three Months or Less	20,402
Over Three Months to Twelve Months	21,321
Thereafter	9,091
Foreign [Member]
Time Deposits, by Maturity [Abstract]
Due in 2012	41,286
Due in 2013	8
Due in 2014	10
Due in 2015	3,098
Due in 2016	67
Thereafter	0
Total Time Deposits	44,469
Time deposits of $100 thousand or more
Three Months or Less	30,060
Over Three Months to Twelve Months	747
Thereafter	$ 3,180